Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Financial Assets

Financial assets as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Financial assets at fair value through profit or loss
Financial assets held for trading	￦	—	1,970
Derivatives assets held for trading		147,582	65,051
Derivatives assets designated as hedging instruments		—	3,239
Available-for-sale financial assets		2,514,924	1,978,115
Held-to-maturity financial assets		2,470	5,211
Loans and receivables		19,277,709	21,268,107

	￦	21,942,685	23,321,693

Summary of Financial Liabilities

Financial liabilities as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Financial liabilities at fair value through profit or loss
Derivatives liabilities held for trading	￦	122,896	142,280
Derivatives liabilities designated as hedging instruments		—	13,230
Financial liabilities measured at amortized cost
Trade accounts and notes payable		4,117,798	3,477,678
Borrowings		22,704,998	21,063,657
Financial guarantee liabilities		108,161	88,407
Others		2,007,114	1,865,683

	￦	29,060,967	26,650,935

Finance Income and Costs by Category of Financial Instruments

Finance income and costs by category of financial instrument for the years ended December 31, 2015, 2016 and 2017 were as follows:

① December 31, 2015

	Finance income and costs								Other comprehensive loss
	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Impairment loss	Others	Total
	(in millions of Won)
Derivatives assets	￦	—	129,949	—	357,715	—	—	487,664	—
Available-for-sale financial assets		1,956	—	—	138,782	(142,781)	183,712	181,669	(187,854)
Held-to-maturity financial assets		456	—	—	—	—	(688)	(232)	—
Loans and receivables		207,781	—	283,030	(15,406)	—	(217)	475,188	—
Derivatives liabilities		—	(46,748)	—	(334,340)	—	—	(381,088)	—
Financial liabilities measured at amortized cost		(788,772)	—	(665,583)	—	—	(138,827)	(1,593,182)	—

	￦	(578,579)	83,201	(382,553)	146,751	(142,781)	43,980	(829,981)	(187,854)

② December 31, 2016

	Finance income and costs
	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Impairment loss	Others	Total	Other comprehensive income
	(in millions of Won)
Derivatives assets	￦	—	57,411	—	310,625	—	—	368,036	—
Available-for-sale financial assets		431	—	—	127,524	(248,404)	41,000	(79,449)	310,608
Held-to-maturity financial assets		266	—	—	—	—	38	304	—
Loans and receivables		181,778	—	140,751	(17,854)	—	(172)	304,503	—
Derivatives liabilities		—	(72,976)	—	(332,415)	—	—	(405,391)	—
Financial liabilities measured at amortized cost		(658,726)	—	(283,059)	(61)	—	(28,367)	(970,213)	—

	￦	(476,251)	(15,565)	(142,308)	87,819	(248,404)	12,499	(782,210)	310,608

③ December 31, 2017

	Finance income and costs
	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Impairment loss	Others	Total	Other comprehensive loss
	(in millions of Won)
Financial assets held for trading	￦	—	16	—	—	—	—	16	—
Derivatives assets		—	(99,942)	—	206,362	—	—	106,420	(143)
Available-for-sale financial assets		60	—	—	418,789	(123,214)	92,961	388,596	(31,389)
Held-to-maturity financial assets		236	—	—	—	—	7	243	—
Loans and receivables		212,155	—	(607,837)	(32,456)	—	(304)	(428,442)	—
Derivatives liabilities		—	(61,809)	—	(231,908)	—	—	(293,717)	—
Financial liabilities measured at amortized cost		(653,115)	—	777,935	—	—	(9,546)	115,274	—

	￦	(440,664)	(161,735)	170,098	360,787	(123,214)	83,118	(111,610)	(31,532)

Maximum Exposure to Credit Risk

The carrying amount of financial assets represents the Company’s maximum exposure to credit risk. The maximum exposure to credit risk as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Cash and cash equivalents	￦	2,447,619	2,612,530
Financial assets held for trading		—	1,970
Derivative assets		147,582	68,290
Available-for-sale financial assets		51,649	192,866
Held-to-maturity financial assets		2,470	5,211
Loans and other receivables		7,104,940	9,099,444
Trade accounts and notes receivable, net		9,674,026	8,824,563
Long-term trade accounts and notes receivable, net		51,124	731,570

	￦	19,479,410	21,536,444

Allowance for Doubtful Accounts

Allowance for doubtful accounts as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Trade accounts and notes receivable	￦	558,125	634,129
Other accounts receivable		203,346	187,706
Loans		210,346	258,957
Other assets		5,954	13,672

	￦	977,771	1,094,464

Impairment Losses on Financial Assets

Impairment losses on financial assets for the years ended December 31, 2016 and 2017 were as follows:

	2016		2017
	(in millions of Won)
Bad debt expenses on trade accounts and notes receivable	￦	165,150	173,694
Other bad debt expenses (*1)		50,225	100,920
Impairment loss on available-for-sale financial assets		248,404	123,214
Less: Recovery of allowance for other bad debt accounts		(12,658)	(2,743)
Less: Recovery of impairment loss on held-to-maturity financial assets		(38)	(20)

	￦	451,083	395,065

(*1)	Other bad debt expenses are mainly related to other receivables and loans.

Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables

The aging and impairment losses of trade accounts and notes receivable as of December 31, 2016 and 2017 are as follows:

	2016			2017
	Trade accounts and notes receivable		Impairment	Trade accounts and notes receivable	Impairment
	(in millions of Won)
Not due	￦	7,963,491	62,511	7,736,092	65,314
Over due less than 1 month		790,042	27,482	445,390	12,546
1 month – 3 months		205,394	8,955	170,682	742
3 months – 12 months		189,605	26,814	384,313	21,030
Over 12 months		1,134,743	432,363	1,453,785	534,497

	￦	10,283,275	558,125	10,190,262	634,129

④ The aging and impairment losses of other receivables as of December 31, 2016 and 2017 are as follows:

	2016			2017
	Other receivables		Impairment	Other receivables	Impairment
	(in millions of Won)
Not due	￦	1,641,924	23,958	1,888,726	9,672
Over due less than 1 month		197,772	75,207	235,559	35,539
1 month – 3 months		27,525	1,189	69,372	54,335
3 months – 12 months		82,337	20,300	96,942	64,467
over 12 months		357,401	298,992	365,202	296,322

	￦	2,306,959	419,646	2,655,801	460,335

Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Beginning	￦	954,153	999,678	977,771
Bad debt expenses		189,616	165,150	173,694
Other bad debt expenses		147,619	37,567	98,177
Others (*1)		(291,710)	(224,624)	(155,178)

Ending	￦	999,678	977,771	1,094,464

(*1)	Others for the year ended December 31, 2015 included a decrease of ￦199,003 million due to exclusion of POSCO PLANTEC Co., Ltd. from consolidation. Others for years ended December 31, 2016 and 2017, included decreases mainly due to write-off amounting to ￦216,657 million and ￦119,964 million, respectively.

Contractual Maturities for Non-derivative Financial Liabilities

Contractual maturities for non-derivative financial liabilities, including estimated interest, are as follows:

	Book value		Contractual cash flow	Within 1 year	1 year - 5 years	After 5 years
	(in millions of Won)
Trade accounts and notes payable	￦	3,477,678	3,478,992	3,466,001	12,991	—
Borrowings		21,063,657	22,928,112	12,093,516	9,200,416	1,634,180
Financial guarantee liabilities (*1)		88,407	3,135,084	3,135,084	—	—
Other financial liabilities		1,865,683	1,874,667	1,721,004	153,663	—

	￦	26,495,425	31,416,855	20,415,605	9,367,070	1,634,180

(*1)	For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

Maturity Analysis of Derivative Financial Liabilities

The maturity analysis of derivative financial liabilities is as follows:

	Within 1 year		1 year - 5 years	Total
	(in millions of Won)
Currency forward	￦	9,744	300	10,044
Currency futures		9,632	74,834	84,466
Currency swaps		25,553	10,504	36,057
Interest swaps		153	—	153
Other forwards		24,790	—	24,790

	￦	69,872	85,638	155,510

Carrying Amount and Fair Value of Financial Instruments

The carrying amount and the fair value of financial instruments as of December 31, 2016 and 2017 are as follows:

	2016			2017
	Book value		Fair value	Book value	Fair value
	(in millions of Won)
Financial assets measured at fair value
Available-for-sale financial assets (*1)	￦	2,139,687	2,139,687	1,506,893	1,506,893
Financial assets held for trading		—	—	1,970	1,970
Derivatives assets		147,582	147,582	68,290	68,290

		2,287,269	2,287,269	1,577,153	1,577,153

Financial assets measured at amortized cost(*2)
Cash and cash equivalents		2,447,619	2,447,619	2,612,530	2,612,530
Trade accounts and notes receivable, net		9,725,150	9,725,150	9,556,133	9,556,133
Loans and other receivables, net		7,104,940	7,104,940	9,099,444	9,099,444
Held-to-maturity financial assets		2,470	2,470	5,211	5,211

		19,280,179	19,280,179	21,273,318	21,273,318

Financial liabilities measured at fair value
Derivatives liabilities		122,896	122,896	155,510	155,510

Financial liabilities measured at amortized cost(*2)
Trade accounts and notes payable		4,117,798	4,117,798	3,477,678	3,477,678
Borrowings		22,704,998	22,956,571	21,063,657	21,217,415
Financial guarantee liabilities		108,161	108,161	88,407	88,407
Others		2,007,114	2,007,114	1,865,683	1,865,683

	￦	28,938,071	29,189,644	26,495,425	26,649,183

(*1)	Available-for-sale financial assets which are not measured at fair value are not included.

(*2)	The fair value of financial assets and liabilities measured at amortized cost is measured using discounted cash flow method, and the fair value is mainly calculated for the disclosures in the note. On the other hand, the Company has not performed fair value measurement for the financial assets and liabilities measured at amortized cost except borrowings which are classified as fair value hierarchy level 2 since their carrying amounts approximate fair value.

Fair Values of Financial Assets and Financial Liabilities

The fair values of financial assets and financial liabilities by fair value hierarchy as of December 31, 2016 and 2017 are as follows:

①	December 31, 2016

	Level 1		Level 2	Level 3	Total
	(in millions of Won)
Financial assets
Available-for-sale financial assets	￦	1,800,943	—	338,744	2,139,687
Derivatives assets		—	137,236	10,346	147,582

		1,800,943	137,236	349,090	2,287,269

Financial liabilities
Derivatives liabilities	￦	—	122,896	—	122,896

②	December 31, 2017

	Level 1		Level 2	Level 3	Total
	(in millions of Won)
Financial assets
Available-for-sale financial assets	￦	1,137,662	17,812	351,419	1,506,893
Financial assets held for trading		—	1,970	—	1,970
Derivatives assets		—	68,290	—	68,290

		1,137,662	88,072	351,419	1,577,153

Financial liabilities
Derivatives liabilities	￦	—	155,510	—	155,510

Value Measurement Method and Significant but not Observable Inputs for the Financial Assets Classified as Fair Value Hierarchy Level 3
Value measurement method and significant but not observable inputs for the financial assets classified as fair value hierarchy level 3 as of December 31, 2017 are as follows:

	Fair value		Valuation technique	Inputs	Range of inputs	Effect on fair value assessment with unobservable input
(in millions of Won)
Available-for-sale financial assets	￦	235,803	Discounted cash flows	Growth rate	0% ~ 2.0%	As growth rate increases, fair value increases
				Discount rate	0.5% ~ 11.9%	As discount rate increases, fair value decreases
		14,775	Market comparable companies	Price multiple	1.085 ~ 5.245	As price multiple increases, fair value increases
		100,841	Asset value approach	—	—	—

Sensitivity Analysis of Financial Assets and Financial Liabilities Classified as Level 3 of Fair Value Hierarchy
Sensitivity analysis of financial assets and financial liabilities classified as Level 3 of fair value hierarchy

If other inputs remain constant as of December 31, 2017 and one of the significant but not observable input is changed, the effect on fair value measurement is as follows:

	Input variable	Favorable changes		Unfavorable changes
	(in millions of Won)
Available-for-sale financial assets	Fluctuation 0.5% of growth rate	￦	5,713	4,641
	Fluctuation 0.5% of discount rate		27,238	22,724

Currency risk [member]
Market Risk Exposure

The Company has exposure to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of the changes in foreign exchange rates. The exposure to currency risk as of December 31, 2016 and 2017 are as follows:

	2016			2017
	Assets		Liabilities	Assets	Liabilities
	(in millions of Won)
USD	￦	5,007,649	6,636,065	4,215,151	5,940,380
EUR		463,110	550,235	552,630	454,072
JPY		45,975	821,403	165,356	709,318
Others		219,444	286,112	220,723	117,632

Sensitivity Analysis for Market Risk

As of December 31, 2016 and 2017, provided that functional currency against foreign currencies other than functional currency hypothetically strengthens or weakens by 10%, the changes in gain or loss during the years ended December 31, 2016 and 2017 were as follows:

	2016			2017
	10% increase		10% decrease	10% increase	10% decrease
	(in millions of Won)
USD	￦	(162,842)	162,842	(172,523)	172,523
EUR		(8,713)	8,713	9,856	(9,856)
JPY		(77,543)	77,543	(54,396)	54,396

Interest rate risk [member]
Market Risk Exposure

The carrying amount of interest-bearing financial instruments as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Fixed rate
Financial assets	￦	8,650,483	10,943,300
Financial liabilities		(10,794,724)	(11,179,635)

		(2,144,241)	(236,335)

Variable rate
Financial liabilities	￦	(12,024,683)	(9,977,040)

Sensitivity Analysis for Market Risk

As of December 31, 2016 and 2017, provided that other factors remain the same and the interest rate of borrowings with floating rates increases or decreases by 1%, the changes in interest expense for the years ended December 31, 2016 and 2017 were as follows:

	2016			2017
	1% increase		1% decrease	1% increase	1% decrease
	(in millions of Won)
Variable rate financial instruments	￦	(120,247)	120,247	(99,770)	99,770

Level 3 [member]
Fair Values of Financial Assets and Financial Liabilities
Changes in fair value of financial assets and financial liabilities classified as Level 3 for the years ended December 31, 2016 and 2017 were as follows:

	2016		2017
	(in millions of Won)
Beginning	￦	466,407	349,090
Acquisition and others		47,493	129,766
Gain (loss) on valuations of derivatives		(59,829)	(10,346)
Other comprehensive income (loss)		(38,731)	35,126
Impairment		(19,111)	(107,934)
Disposal and others		(47,139)	(44,283)

Ending	￦	349,090	351,419

Other receivables [member]
Summary of Financial Assets

Other receivables as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Current
Loans	￦	421,818	617,696
Other accounts receivable		1,131,492	960,543
Accrued income		139,618	179,971
Deposits		93,891	107,137
Others		13,606	18,925
Less: Allowance for doubtful accounts		(260,683)	(248,266)

	￦	1,539,742	1,636,006

Non-current
Loans	￦	733,974	874,158
Other accounts receivable		81,938	92,939
Accrued income		1,746	1,663
Deposits		104,217	122,485
Less: Allowance for doubtful accounts		(158,963)	(212,069)

	￦	762,912	879,176

Others [member]
Summary of Financial Assets

Other financial assets as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Current
Derivatives assets held for trading	￦	49,281	63,912
Financial assets held for trading		—	1,970
Available-for-sale securities (bonds)		2,952	136,141
Current portion of held-to-maturity securities		422	421
Short-term financial instruments (*1,2)		5,172,256	6,843,436

	￦	5,224,911	7,045,880

Non-current
Derivatives assets held for trading	￦	98,301	4,378
Available-for-sale securities (equity instruments) (*3,4)		2,392,534	1,730,753
Available-for-sale securities (bonds)		46,330	54,439
Available-for-sale securities (others)		73,108	56,782
Held-to-maturity securities		2,048	4,790
Long-term financial instruments (*2)		45,371	60,542

	￦	2,657,692	1,911,684

(*1)	As of December 31, 2016 and 2017, ￦6,813 million and ￦10,080 million, respectively, are restricted for use in a government project.

(*2)	As of December 31, 2016 and 2017, financial instruments amounting to ￦82,008 million and ￦78,477 million, respectively, are restricted for use in financial arrangements, pledge and others.

(*3)	During the year ended December 31, 2017, there were objective evidences of impairment for listed equity securities such as FINE BESTEEL CO., LTD and others and for non-listed equity securities such as Congonhas Minerios S.A. and others due to the significant or prolonged decline in the fair value below cost of the shares. As a result, an impairment losses of ￦123,214 million was recognized in profit or loss for the year ended December 31, 2017.

(*4)	As of December 31, 2016 and 2017, ￦123,220 million and ￦136,099 million of available-for-sale securities, respectively, have been provided as collateral for borrowings, construction projects and others.

Trade accounts and notes receivables, net [member]
Summary of Financial Assets

Trade accounts and notes receivable as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Current
Trade accounts and notes receivable	￦	9,320,915	8,579,620
Finance lease receivables		10,300	10,469
Unbilled due from customers for contract work		860,287	728,007
Less: Allowance for doubtful accounts		(517,476)	(493,533)

	￦	9,674,026	8,824,563

Non-current
Trade accounts and notes receivable	￦	80,447	871,432
Finance lease receivables		11,326	734
Less: Allowance for doubtful accounts		(40,649)	(140,596)

	￦	51,124	731,570

Finance lease receivables [Member]
Summary of Financial Assets

Finance lease receivables are as follows:

Customer	Contents	2016		2017
	(in millions of Won)
Korea Electric Power Corporation	Combined thermal power plant 3~4	￦	20,648	10,469
KC Chemicals CORP	Machinery and equipment		244	—
Hystech.Co. Ltd.	Machinery and equipment		734	734

		￦	21,626	11,203

Other payables [member]
Summary of Financial Liabilities

Other payables as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Current
Accounts payable	￦	854,623	800,374
Accrued expenses		665,295	653,923
Dividend payable		7,770	7,213
Finance lease liabilities		24,523	17,763
Withholdings		299,448	274,188

	￦	1,851,659	1,753,461

Non-current
Accounts payable	￦	6,823	4,632
Accrued expenses		41,082	14,234
Finance lease liabilities		89,886	75,255
Long-term withholdings		70,768	53,629

	￦	208,559	147,750

Others [member]
Summary of Financial Liabilities

Other financial liabilities as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Current
Derivatives liabilities	￦	85,786	69,872
Financial guarantee liabilities		63,962	59,940

	￦	149,748	129,812

Non-current
Derivatives liabilities	￦	37,110	85,638
Financial guarantee liabilities		44,199	28,467

	￦	81,309	114,105